UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21455

Dreman/Claymore Dividend & Income Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

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Dreman/Claymore Dividend & Income Fund

Portfolio of Investments

July 31, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments – 137.5%
	Common Stocks – 94.0%
	Consumer Discretionary – 0.3%
123,700	Regal Entertainment Group – Class A	$2,645,943

	Consumer Staples – 24.3%
2,037,500	Altria Group Inc (a)	135,432,625
2,010,700	UST, Inc. (a)	107,672,985
349,650	Vector Group Ltd.	7,482,510

		250,588,120

	Energy – 22.0%
163,800	Anadarko Petroleum Corp.	8,244,054
116,600	Apache Corp.	9,425,944
288,700	ARC Energy Trust (Canada)	5,782,661
150,000	Baytex Energy Trust (Canada)	2,899,500
192,500	Bonavista Energy Trust (Canada)	5,436,200
43,800	BP Prudhoe Bay Royalty Trust	3,130,386
303,400	Chevron Corp.	25,867,884
686,200	ConocoPhillips (a)	55,472,408
1,060,900	Crescent Point Energy Trust (Canada)	20,093,446
336,000	Devon Energy Corp (a)	25,068,960
100,000	Double Hull Tankers, Inc. (Channel Islands)	1,781,000
361,200	Enerplus Resources Fund (Canada)	15,831,396
654,300	Fairborne Energy Trust (Canada)	4,540,842
100,000	Focus Energy Trust (Canada)	1,579,000
325,000	Harvest Energy Trust (Canada)	9,529,000
131,500	Pengrowth Energy Trust (Canada)	2,406,450
685,000	Penn West Energy Trust (Canada)	21,296,650
100,800	San Juan Basin Royalty Trust	3,271,968
91,800	Vermilion Energy Trust (Canada)	3,321,324
95,200	W.P. Stewart & Co. (Bermuda)	1,032,920
57,500	Williams Coal Seam Gas Trust	573,850

		226,585,843

	Financials – 29.6%
99,400	Allstate Corp.	5,283,110
250,600	Apollo Investment Corp.	5,285,154
818,300	Bank of America Corp. (a)	38,803,786
100,000	Crystal River Capital, Inc., REIT	1,739,000
750,000	Cypress Shapridge Investments, Inc. (b)	6,750,000
1,712,200	Freddie Mac (a)	98,057,694
68,600	Hartford Financial Services Group, Inc.	6,302,282
163,900	JER Investors Trust, Inc., REIT	1,797,983
724,800	KeyCorp.	25,143,312
277,900	KKR Financial Corp.	5,763,646
282,100	Newcastle Investment Corp., REIT	5,080,621
233,600	PNC Financial Services Group, Inc.	15,569,440
415,000	Regions Financial Corp.	12,479,050
448,600	U.S. Bancorp	13,435,570
348,300	Wachovia Corp. (a)	16,443,243
1,232,800	Washington Mutual, Inc. (a)	46,266,984

		304,200,875

	Healthcare – 11.1%
432,400	Eli Lilly & Co.	23,388,516
3,423,100	Pfizer, Inc. (a)	80,477,081
211,400	UnitedHealth Group, Inc. (a)	10,238,102

		114,103,699

	Industrials – 0.1%
56,800	Eagle Bulk Shipping, Inc. (Marshall Island)	1,494,976

	Information Technology – 0.4%
5,000,000	Freescale Semiconductor, Inc. (b)	4,425,000

	Telecommunications – 1.8%
107,000	Alaska Communications Systems Group, Inc.	1,537,590
429,500	AT&T, Inc. (f)	16,819,220

		18,356,810

	Utilities – 4.4%
361,900	Empire District Electric Co.	7,849,611
317,200	Great Plains Energy, Inc.	8,805,472
267,878	Integrys Energy Group, Inc.	13,257,257
345,600	Progress Energy, Inc.	15,088,896

		45,001,236

	Total Common Stocks – 94.0% (Cost $830,715,302)	967,402,502

	Preferred Stocks – 33.4%
	Consumer Discretionary – 0.2%
81,250	Red Lion Hotels Capital Trust, 9.500%	2,101,937

	Consumer Staples – 4.6%
140,000	Dairy Farmers of America, 7.875% (b)	14,249,382
25,000	Universal Corp., 6.750%	33,562,500

		47,811,882

	Financials – 26.8%
7,000,000	Abbey National Capital Trust I, 8.963% (c)	8,791,671
200,000	ABN AMRO Capital Fund Trust VII, 6.080%	4,584,000
80,000	AEGON N.V., 6.875% (Netherlands)	1,998,400
200,000	Affordable Residential, Series A, 8.250%	4,650,000
33,400	Arch Capital Group, Ltd., 7.875% (Bermuda)	860,050
340,000	Arch Capital Group, Ltd., 8.000% (Bermuda)	8,938,600
20,000	Aspen Insurance Holdings Ltd, 7.401% (Bermuda) (c)	471,000
218,100	Axis Capital Holdings Ltd., Series A, 7.250% (Bermuda)	5,452,500
50,000	Axis Capital Holdings Ltd., Series B, 7.500% (Bermuda) (c)	5,251,565
80,000	Banco Santander, Series 1, 6.410% (Spain)	1,882,400
10,000,000	Barclays Bank PLC, 8.550% (United Kingdom) (b) (c)	11,070,800
11,000,000	CA Preferred Funding Trust, 7.000%	10,615,957
189,300	Chevy Chase Bank, Series C, 8.000%	4,865,010
310,000	CIT Group, Inc., Series A, 6.350%	7,520,600
300,000	Deutsche Bank Capital Funding Trust VIII, 6.375%	7,200,000
1,000	Doral Financial Corp., Series B, 8.350% (Puerto Rico)	21,150
8,660	Doral Financial Corp., Series C, 7.250% (Puerto Rico)	164,540
412,000	Endurance Specialty Holdings, Ltd., 7.750% (Bermuda)	10,720,240
200,000	Fannie Mae, Series E, 5.100%	9,543,760
80,000	Fannie Mae, Series O, 7.495% (c)	4,165,000
200,000	First Republic Bank, 6.700%	5,081,260
50,000	Franklin Bank Corp., Series A, 7.500%	1,225,000
100,000	Freddie Mac, Series O, 5.810%	4,907,500
25,000	Freddie Mac, Series T, 6.420%	1,362,500
80,000	Goldman Sachs Group, Inc., 6.200%	1,960,000
5,000,000	HCA Inc., 9.250% (b)	4,975,000
7,042,000	HSBC Capital Funding LP, 10.176% (Channel Islands) (b) (c)	9,827,872
12,840,000	HSBC Capital Funding LP, 9.547% (Channel Islands) (b) (c)	14,199,063
100,000	HSBC Holdings PLC, Series A, 6.200% (United Kingdom)	2,324,000
140,500	Lehman Brothers Holdings, Inc., Series F, 6.500%	3,540,600
2,000,000	Lloyds TSB Bank PLC, 6.900% (United Kingdom)	1,955,000
80,000	LTC Properties, Inc., Series F, 8.000%	1,995,000
50,000	MetLife, Inc., Series B, 6.500%	1,249,000
100,000	Morgan Stanley, Series A, 6.060% (c)	2,540,000
245,000	Odyssey Re Holdings Corp., Series A, 8.125%	6,651,750
152,100	Odyssey Re Holdings Corp., Series B, 8.808% (c)	3,977,415
13,354,000	Old Mutual Capital Funding, 8.000% (Channel Islands)	13,587,695
400,000	OMEGA Healthcare, Series D, 8.375%	10,000,000
31,000,000	Prudential PLC, 6.500% (United Kingdom)	29,086,649
6,400,000	RBS Capital Trust, Series B, 6.800%	6,176,998
5,750,000	Royal Bank Of Scotland Group PLC, 7.648% (United Kingdom) (c)	6,341,491
12,000,000	Royal Bank Of Scotland Group PLC, Series 1, 9.118% (United Kingdom), ADR	13,042,572
100,000	Santander Finance Preferred SA Unipersonal, 6.800% (Spain) (b)	2,537,500
577,400	Scottish Re Group Ltd., 7.250% (Cayman Islands) (c)	11,057,210
6,775,000	UBS Preferred Fund, 8.622% (c)	7,376,783

		275,745,101

	Materials – 0.4%
5,000,000	Abitibi-Consolidated Co., 8.375% (Canada)	4,075,000

	Utilities – 1.4%
80,000	Alabama Power Co., 5.300%	1,805,600
120,000	PPL Electric Utilities Corp., 6.250%	3,033,756
385,500	Southern Union Co., 7.550%	9,737,730

		14,577,086

	Total Preferred Stocks – 33.4% (Cost $345,715,025)	344,311,006

	Convertible Preferred Stocks – 4.8%
	Financials – 4.8%
505	Fannie Mae, 5.375%	49,799,758

	Total Convertible Preferred Stocks
	(Cost $49,831,000)	49,799,758

	Investment Companies – 3.6%
116,000	Cohen & Steers REIT and Preferred Income Fund	2,859,400
246,200	Evergreen Income Advantage Fund	3,166,132
222,600	Hyperion Total Return Fund	1,756,314
190,000	Nuveen Preferred and Convertible Income Fund 2	2,118,168
161,200	Nuveen Quality Preferred Income Fund II	2,386,400
272,200	Pioneer High Income Trust	4,077,556
138,500	Spdr Trust Series 1	20,182,220

	Total Investment Companies (Cost $39,312,303)	36,546,190

Principal Amount
	Corporate Bonds – 1.2%
	Financials – 0.7%
$2,000,000	Preferred Term Securities XI Ltd., NR 6.56%, 9/24/33 (b) (c)	1,364,500
3,000,000	Preferred Term Securities XIX Ltd., NR 4.69%, 12/22/35 (b) (c)	2,412,000
2,000,000	Preferred Term Securities XX Ltd., NR 5.51%, 3/22/38 (b) (c)	1,667,000
2,000,000	Preferred Term Securities XXI Ltd., NR 5.84%, 3/22/38 (c)	1,781,300

		7,224,800

	Retail – 0.5%
5,000,000	Neiman-Marcus Group, Inc., B- 10.375%, 10/15/15	5,287,500

	Total Corporate Bonds – 1.2% (Cost $14,492,756)	12,512,300

	Asset-Backed Securities – 0.1%
2,000,000	Kodiak, Inc., Series 2006-1A, (Cayman Islands) NR CDO Equity Tranche, Variable Rate, 8/07/37 (Cost $2,000,000)	700,000

Number of Shares
	Limited Partnership – 0.4%
	Real Estate – 0.4%
4,000,000	Kodiak Funding, L.P. (d) (Cost $3,570,000)	3,711,235

	Total Long-Term Investments – 137.5% (Cost $1,285,636,386)	1,414,982,991

	Money Market Fund – 3.5%
35,923,939	JP Morgan Prime Money Market Fund (Cost $35,923,939)	35,923,939

	Total Investments – 141.0% (Cost $1,321,560,325)	1,450,906,930
	Other Assets in excess of Liabilities – 0.4%	3,806,406
	Total Options Written (Premiums received $974,950) – (0.1%)	(644,250)
	Preferred Shares, at Liquidation Value – (-41.3% of Net Assets Applicable to Common Shares or -29.3% of Total Investments)	(425,000,000)

	Net Assets Applicable to Common Shares – 100.0%	$1,029,069,086

LP – Limited Partnership

REIT – Real Estate Investment Trust

ADR – American Depository Receipt

(a)	All or a portion of these securities have been physically segregated in connection with swap agreements and open futures contracts.
(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to 7.1% of net assets applicable to common shares.
(c)	Floating or variable rate security.
(d)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $3,711,235 which represents 0.4% of Net Assets Applicable to Common Shares.
(e)	Non-incoming producing security.
(f)	All or a portion of this security position represents cover for outstanding options written.

Ratings shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See previously submitted notes to financial statements for the period ending April 30, 2007.

At July 31, 2007, the following futures contracts were outstanding:

Short Contracts	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
US Treasury Bond (CBT)	2,889	Sep-07	$312,826,299	$317,970,563	$(5,144,264)

At July 31, 2007, the following swap agreement was outstanding:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	9/21/2009	$150,000,000	4.34%	1 Month LIBOR	$1,928,927

For the swap noted, the Fund pays a fixed rate and receives the floating rate.

Country Breakdown*	% of Total Investments
United States	82.5%
Canada	6.7%
United Kingdom	4.4%
Channel Island	2.7%
Bermuda	2.3%
Cayman Islands	0.8%
Spain	0.3%
Marshall Island	0.1%
Netherlands	0.1%
Puerto Rico	0.1%

*	Subject to change daily.

Contracts (100 shares per contract)	Call Options Written (e)	Expiration Date	Exercise Price	Value
4,295	AT&T, Inc.	October 2007	$40.00	$644,250

	Total Call Options Written
	(Premiums received $974,950)			$644,250

(e)	Non-income producing security.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date:	September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date:	September 27, 2007

By:	/s/ Steven M. Hill
Steven M. Hill Treasurer and Chief Financial Officer

Date:	September 27, 2007